Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITY - 0.2%
Commercial Services & Supplies - 0.2%
Wildflower Improvement Association
6.63%, 03/01/2031 (A) (B)	$ 329,040	$ 327,043

Total Corporate Debt Security (Cost $323,735)		327,043

MUNICIPAL GOVERNMENT OBLIGATIONS - 89.3%
Alabama - 1.2%
Alabama State University, Revenue Bonds,
BAM,
5.00%, 09/01/2040	1,045,000	1,141,264
County of Perry, General Obligation Unlimited,
Series B,
7.38%, 12/01/2030	295,000	295,283
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (A)	500,000	512,065

		1,948,612

Arizona - 3.1%
Arizona Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2055 (A)	195,000	181,072
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
4.63%, 07/01/2026 (A) (B)	490,000	504,433
Industrial Development Authority of the County of Pima, Revenue Bonds,
5.00%, 07/01/2056 (A)	2,285,000	2,074,480
La Paz County Industrial Development Authority, Revenue Bonds,
5.88%, 06/15/2048 (A)	500,000	500,482
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	110,000	114,567
Tempe Industrial Development Authority, Revenue Bonds,
Class B,
4.00%, 12/01/2056	2,130,000	1,633,803

		5,008,837

Arkansas - 0.1%
County of Independence Hydroelectric Power Revenue, Revenue Bonds,
ACA,
5.30%, 05/01/2033	45,000	45,057
Series B, ACA,
4.80%, 05/01/2024	110,000	109,999
Saline County Property Owners Improvement District No. 49, General Obligation Limited,
Series A,
5.75%, 02/01/2036	15,000	15,005

		170,061

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California - 7.6%
California County Tobacco Securitization Agency, Revenue Bonds,
5.88%, 06/01/2035	$ 85,000	$ 86,191
Series A,
5.88%, 06/01/2043	30,000	30,013
California Health Facilities Financing Authority, Revenue Bonds,
5.00%, 09/01/2048	325,000	335,185
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series A-1,
5.00%, 01/01/2056 (A)	400,000	383,092
California Municipal Finance Authority, Revenue Bonds,
4.00%, 11/15/2056	750,000	649,539
Series A,
5.50%, 06/01/2038 (A)	700,000	720,857
California Public Finance Authority, Revenue Bonds,
3.13%, 05/15/2029 (A)	1,500,000	1,403,890
5.00%, 11/15/2046 - 11/15/2056 (A)	4,375,000	4,269,401
Series A,
5.00%, 06/15/2049 (A)	250,000	250,196
California Statewide Communities Development Authority, Revenue Bonds,
Series A,
5.75%, 01/15/2045 (A)	475,000	476,993
Series B,
6.00%, 12/01/2024	210,000	221,400
California Statewide Financing Authority, Revenue Bonds,
Series B,
6.00%, 05/01/2037	55,000	55,916
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series B-2,
Zero Coupon, 06/01/2066	5,000,000	636,064
Palomar Health, Revenue Bonds,
5.00%, 11/01/2028	45,000	48,462
River Islands Public Financing Authority, Special Tax,
Series A-1, AGM,
5.25%, 09/01/2052	1,975,000	2,194,277
Upland Community Facilities District, Special Tax,
Series A,
3.50%, 09/01/2049	600,000	516,522

		12,277,998

Colorado - 14.1%
Aerotropolis Regional Transportation Authority, Revenue Bonds,
5.00%, 12/01/2051	290,000	288,208
Baseline Metropolitan District No. 1, General Obligation Unlimited,
Series A,
5.00%, 12/01/2051	1,000,000	917,976
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
Series A,
5.00%, 12/01/2050	2,000,000	1,857,120
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series B,
6.38%, 12/15/2047	937,000	944,892

Transamerica Funds	Page 1

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Clear Creek Transit Metropolitan District No. 2, General Obligation Limited,
Series A,
5.00%, 12/01/2041 - 12/01/2050	$ 1,075,000	$ 1,013,636
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
4.00%, 11/01/2035 - 10/01/2061	830,000	688,491
Colorado Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/15/2053	150,000	155,083
Colorado International Center Metropolitan District No. 14, General Obligation Limited,
5.88%, 12/01/2046	1,000,000	1,016,958
Denver Health & Hospital Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2040	500,000	481,625
Denver International Business Center Metropolitan District No. 1, General Obligation Limited,
6.00%, 12/01/2048	500,000	509,197
Fiddlers Business Improvement District, General Obligation Unlimited,
5.55%, 12/01/2047 (A)	500,000	526,166
High Plains Metropolitan District, General Obligation Unlimited,
NATL,
4.00%, 12/01/2047	290,000	292,134
Hogback Metropolitan District, General Obligation Limited,
Series A,
5.00%, 12/01/2051	1,550,000	1,426,313
Painted Prairie Metropolitan District No. 2, General Obligation Limited,
5.25%, 12/01/2048	2,000,000	2,005,346
Peak Metropolitan District No. 1, General Obligation Limited,
Series A,
5.00%, 12/01/2051 (A)	1,150,000	1,072,984
Public Authority for Colorado Energy, Revenue Bonds,
6.50%, 11/15/2038	65,000	83,201
Rampart Range Metropolitan District No. 5, Revenue Bonds,
4.00%, 12/01/2051	3,000,000	2,437,921
Ridgeline Vista Metropolitan District, General Obligation Limited,
Series A,
5.25%, 12/01/2060	2,530,000	2,557,809
Town of Frisco Marina Enterprise Revenue, Revenue Bonds,
5.00%, 12/01/2048	150,000	151,699
Transport Metropolitan District No. 3, General Obligation Limited,
Series A-1,
4.13%, 12/01/2031	1,000,000	965,121
5.00%, 12/01/2041	1,365,000	1,346,599
Westerly Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2040 - 12/01/2050	2,200,000	2,075,257

		22,813,736

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut - 0.5%
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series A, 5.00%, 01/01/2055 (A)	$ 500,000	$ 506,361
Series B-1, 3.25%, 01/01/2027 (A)	275,000	270,437

		776,798

Delaware - 0.5%
Delaware State Economic Development Authority, Revenue Bonds,
5.00%, 08/01/2054	835,000	838,026

District of Columbia - 2.5%
District of Columbia, Revenue Bonds,
Series B,
5.00%, 07/01/2048	100,000	104,050
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
Zero Coupon, 06/15/2046	100,000	23,016
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
AGM,
4.00%, 10/01/2052	3,965,000	3,968,530

		4,095,596

Florida - 9.2%
Capital Trust Agency, Inc., Revenue Bonds,
Zero Coupon, 07/01/2061 (A)	7,000,000	425,092
Series A,
5.00%, 01/01/2056 (A)	450,000	422,264
City of Palmetto, Revenue Bonds,
5.63%, 06/01/2062	500,000	513,225
County of Lake, Revenue Bonds,
5.00%, 01/15/2039 - 01/15/2054 (A)	1,025,000	1,012,951
Edgewater East Community Development District, Special Assessment,
4.00%, 05/01/2052	1,500,000	1,312,065
Florida Development Finance Corp., Revenue Bonds,
4.00%, 07/01/2035 - 07/01/2045	1,215,000	1,145,237
5.13%, 06/01/2040 (A)	500,000	507,859
5.25%, 06/15/2029 (A)	1,500,000	1,508,857
Series A,
4.00%, 06/01/2030	500,000	478,213
Series B,
7.38%, 01/01/2049 (A)	1,000,000	999,097
Miami-Dade County Industrial Development Authority, Revenue Bonds,
Series A,
4.25%, 06/01/2030 (A)	660,000	622,483
5.00%, 06/01/2047 (A)	350,000	319,367
Palm Beach County Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2052	1,500,000	1,557,420
Pinellas County Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2046 (A)	500,000	417,338
5.00%, 06/01/2056 (A)	1,000,000	949,958

Transamerica Funds	Page 2

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Silver Palms West Community Development District, Special Assessment,
3.25%, 06/15/2042	$ 1,000,000	$ 843,921
St. Johns County Industrial Development Authority, Revenue Bonds,
4.00%, 12/15/2050	2,300,000	1,782,584

		14,817,931

Georgia - 3.9%
Development Authority of Lagrange, Revenue Bonds,
5.00%, 10/15/2052	4,000,000	3,975,014
George L Smith II Congress Center Authority, Revenue Bonds,
5.00%, 01/01/2054 (A)	2,520,000	2,305,093

		6,280,107

Idaho - 1.2%
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
6.00%, 07/01/2049 - 07/01/2054 (A)	1,725,000	1,859,557

Illinois - 7.0%
Chicago Board of Education, General Obligation Unlimited,
Series A, AGM,
5.00%, 12/01/2035	550,000	592,315
City of Chicago, General Obligation Unlimited,
7.52%, 01/01/2040	215,000	241,061
Series A,
5.00%, 01/01/2044	1,000,000	1,042,656
Series B,
6.21%, 01/01/2032	250,000	261,858
Series C,
5.00%, 01/01/2038	1,000,000	1,035,348
Cook County School District No. 132, General Obligation Limited,
Series A, AGM,
4.20%, 12/01/2027	301,000	322,628
Illinois Finance Authority, Revenue Bonds,
4.00%, 08/01/2032 - 11/01/2056	2,580,000	2,391,521
Series A,
5.00%, 11/01/2049	1,000,000	935,081
State of Illinois, General Obligation Unlimited,
4.13%, 03/01/2028	35,000	35,041
5.00%, 02/01/2027	500,000	517,108
6.63%, 02/01/2035	25,000	27,173
7.10%, 07/01/2035	155,000	173,642
7.35%, 07/01/2035	18,571	20,994
Series A,
5.00%, 12/01/2034 - 05/01/2041	635,000	670,605
5.50%, 03/01/2047	500,000	560,874
Village of Oak Lawn, General Obligation Unlimited,
Series A,
3.35%, 12/01/2026	315,000	315,090
5.23%, 12/01/2024	700,000	693,611
Village of Rosemont, General Obligation Unlimited,
Series A, AGC,
6.00%, 12/01/2035	15,000	17,037

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2036	$ 1,480,000	$ 1,281,651
Will County Community High School District No. 210, General Obligation Unlimited,
Series A,
3.25%, 01/01/2030	45,000	43,904
3.38%, 01/01/2033	25,000	23,743
5.00%, 01/01/2027	55,000	55,719

		11,258,660

Indiana - 1.1%
Indiana Finance Authority, Revenue Bonds,
Series A,
4.00%, 11/15/2026	10,000	10,105
Indiana Housing & Community Development Authority, Revenue Bonds,
Series A,
5.25%, 04/01/2041 (A)	2,000,000	1,724,009

		1,734,114

Iowa - 0.7%
Iowa Finance Authority, Revenue Bonds,
Series A,
4.00%, 05/15/2053	1,500,000	1,177,051

Kansas - 0.4%
City of Manhattan, Revenue Bonds,
Series A,
4.00%, 06/01/2046	525,000	454,311
Wyandotte County Unified Government Special Obligation Revenue, Revenue Bonds,
NATL,
Zero Coupon, 12/01/2027	155,000	127,292

		581,603

Kentucky - 0.0% (C)
Edmonson County Industrial Building Revenue, Revenue Bonds,
5.00%, 03/01/2027	20,000	19,318
Kentucky Area Development Districts, Certificate of Participation,
Series M,
5.35%, 12/01/2028	25,000	24,000

		43,318

Louisiana - 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
3.88%, 11/01/2045 (A)	1,285,000	1,053,753
Parish of St. James, Revenue Bonds,
Series 2,
6.35%, 07/01/2040 (A)	500,000	564,311

		1,618,064

Maryland - 0.1%
Maryland Economic Development Corp., Revenue Bonds,
5.75%, 09/01/2025	165,000	165,429

Transamerica Funds	Page 3

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts - 0.3%
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2049	$ 500,000	$ 521,496

Michigan - 0.7%
Kentwood Economic Development Corp., Revenue Bonds,
4.00%, 11/15/2045	280,000	239,648
Michigan Tobacco Settlement Finance Authority, Revenue Bonds,
Series C,
Zero Coupon, 06/01/2058	20,000,000	914,310

		1,153,958

Minnesota - 2.2%
City of Apple Valley, Revenue Bonds,
4.00%, 09/01/2061	820,000	658,492
City of Deephaven, Revenue Bonds,
Series A,
5.25%, 07/01/2037	80,000	82,345
City of Ham Lake, Revenue Bonds,
Series A,
4.00%, 07/01/2028	375,000	370,325
City of Woodbury, Revenue Bonds,
4.00%, 07/01/2056	455,000	364,121
Duluth Economic Development Authority, Revenue Bonds,
4.00%, 07/01/2041	930,000	852,268
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
5.00%, 12/01/2050	550,000	557,043
Series B,
5.25%, 04/01/2043	400,000	366,030
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2041	200,000	176,854
4.25%, 08/01/2046	120,000	106,317

		3,533,795

Missouri - 0.1%
Health & Educational Facilities Authority, Revenue Bonds,
4.25%, 12/01/2042 (A) (B)	75,000	75,212

Montana - 0.1%
City of Forsyth, Revenue Bonds,
Series A,
3.90%, 03/01/2031 (D)	135,000	135,912

Nevada - 0.0% (C)
City of Reno, Special Assessment,
7.25%, 12/01/2025	30,000	29,997

New Jersey - 1.9%
County of Essex, General Obligation Unlimited,
Series A,
0.05%, 08/15/2037	875,000	509,433
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (E) (F)	500,000	425,000
5.13%, 12/01/2045 (E) (F)	30,000	25,500

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Economic Development Authority, Revenue Bonds,
Series A,
5.13%, 09/01/2052 (A)	$ 760,000	$ 759,387
Series B,
6.50%, 04/01/2031 (B)	9,404	9,779
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
5.00%, 07/01/2030	40,000	42,249
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B,
5.00%, 06/01/2046	1,320,000	1,345,975

		3,117,323

New York - 3.8%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
Series A,
5.00%, 08/01/2052	500,000	493,116
Build NYC Resource Corp., Revenue Bonds,
Series A,
4.00%, 06/15/2056	350,000	291,143
5.00%, 12/01/2051 (A)	750,000	757,457
5.00%, 07/01/2056	500,000	509,199
City of Long Beach, General Obligation Limited,
5.25%, 07/15/2042	735,000	804,883
New York City Industrial Development Agency, Revenue Bonds,
FGIC,
CPI + 0.89%, 9.47% (D), 03/01/2027	20,000	20,938
New York Counties Tobacco Trust I, Revenue Bonds,
Series B,
6.50%, 06/01/2035	5,000	5,000
New York Counties Tobacco Trust IV, Revenue Bonds,
Series A,
5.00%, 06/01/2038	25,000	25,000
New York Counties Tobacco Trust VI, Revenue Bonds,
Series A-2B,
5.00%, 06/01/2045	870,000	876,238
Series C,
3.75%, 06/01/2045	2,020,000	1,702,796
New York State Dormitory Authority, Revenue Bonds,
AMBAC,
5.25%, 07/01/2025	100,000	106,865
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	59,397
Yonkers Economic Development Corp., Revenue Bonds,
Series A,
5.00%, 10/15/2054	465,000	454,770

		6,106,802

North Carolina - 1.1%
North Carolina Medical Care Commission, Revenue Bonds,
4.00%, 09/01/2046 - 09/01/2051	1,515,000	1,447,284
Series A,
5.00%, 10/01/2050	360,000	375,412

		1,822,696

Transamerica Funds	Page 4

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio - 6.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	$ 3,645,000	$ 3,639,512
Series B-3, Class 2,
Zero Coupon, 06/01/2057	14,000,000	2,036,177
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (B)	20,000	20,027
County of Greene, Revenue Bonds,
Series A, ACA,
5.10%, 09/01/2029	110,000	107,695
Ohio Higher Educational Facility Commission, Revenue Bonds,
5.25%, 01/01/2047	1,030,000	1,103,920
5.38%, 12/01/2052	3,175,000	3,296,388

		10,203,719

Oregon - 1.1%
Salem Hospital Facility Authority, Revenue Bonds,
4.00%, 05/15/2040 - 05/15/2057	1,240,000	1,108,202
Yamhill County Hospital Authority, Revenue Bonds,
Series A,
5.00%, 11/15/2056	750,000	656,051

		1,764,253

Pennsylvania - 2.2%
Cumberland County Municipal Authority, Revenue Bonds,
5.00%, 01/01/2039 - 01/01/2045	650,000	663,511
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
4.00%, 07/01/2046	3,000,000	2,802,431
Susquehanna Area Regional Airport Authority, Revenue Bonds,
Series B,
9.88%, 01/01/2034	10,000	11,787

		3,477,729

Puerto Rico - 2.6%
Children’s Trust Fund, Revenue Bonds,
5.50%, 05/15/2039	55,000	55,809
5.63%, 05/15/2043	45,000	45,759
Commonwealth of Puerto Rico, General Obligation Unlimited,
5.50%, 07/01/2029	150,471	157,085
Puerto Rico Electric Power Authority, Revenue Bonds,
Series DDD, AGM,
3.63%, 07/01/2023	350,000	348,980
3.65%, 07/01/2024	210,000	208,844
Series RR, AGC,
5.00%, 07/01/2028	270,000	274,796
Series SS, AGM,
5.00%, 07/01/2030	110,000	111,954
Series TT, AGC-ICC,
5.00%, 07/01/2032	265,000	269,707
Series TT, AGM-CR,
5.00%, 07/01/2027	25,000	25,444
Series UU, AGC,
4.25%, 07/01/2027	365,000	365,062
5.00%, 07/01/2026	165,000	167,931
Series UU, AGM,
5.00%, 07/01/2023 - 07/01/2024	290,000	295,151

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds,
AGC-ICC,
5.00%, 07/01/2028	$ 55,000	$ 55,377
Series AA, AGC-ICC,
5.00%, 07/01/2035	85,000	85,583
Series AA-1, AGM,
4.95%, 07/01/2026	155,000	155,106
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	650,000	654,458
Series E, AGM,
5.50%, 07/01/2023	150,000	153,298
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,009
5.00%, 07/01/2030	30,000	30,206
Series M, AGC-ICC,
5.00%, 07/01/2032	160,000	161,111
Series N, AGC,
5.25%, 07/01/2036	120,000	122,329
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	65,000	68,401
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM,
4.75%, 08/01/2022	140,000	140,000
5.00%, 08/01/2022	160,000	160,000
Series A, AGM-CR,
4.75%, 08/01/2025	70,000	70,038

		4,212,438

Tennessee - 1.2%
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment,
Zero Coupon, 06/01/2043 (A)	4,000,000	1,353,560
4.00%, 06/01/2051 (A)	750,000	652,581

		2,006,141

Texas - 3.7%
Bexar County Health Facilities Development Corp., Revenue Bonds,
5.00%, 07/15/2042	550,000	553,642
City of Lavon, Special Assessment,
4.13%, 09/15/2052 (A)	1,000,000	882,889
City of Rowlett, Special Assessment,
4.13%, 09/15/2041 (A)	448,000	415,751
4.25%, 09/15/2051 (A)	514,000	462,445
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
4.00%, 11/01/2049 - 11/01/2055	2,250,000	2,016,100
5.00%, 01/01/2047 - 01/01/2055	1,000,000	914,526
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2036	435,000	438,149
Van Alstyne Economic Development Corp., Revenue Bonds,
4.00%, 08/15/2031	240,000	227,543

		5,911,045

Virginia - 2.0%
Buena Vista Public Service Authority, Revenue Bonds,
Series A,
5.13%, 01/01/2023	10,000	10,005
6.00%, 01/01/2027	50,000	50,016

Transamerica Funds	Page 5

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
5.00%, 12/01/2047	$ 375,000	$ 391,358
James City County Economic Development Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2050	2,500,000	2,032,247
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B-1,
5.00%, 06/01/2047	190,000	190,016
Virginia College Building Authority, Revenue Bonds,
4.00%, 06/01/2046	565,000	525,424

		3,199,066

West Virginia - 0.0% (C)
Tobacco Settlement Finance Authority, Revenue Bonds,
Series B,
Zero Coupon, 06/01/2047	450,000	40,275

Wisconsin - 5.8%
Public Finance Authority, Revenue Bonds,
5.00%, 06/15/2053	175,000	178,990
Series A,
4.00%, 07/01/2051	250,000	210,802
4.25%, 12/01/2051 (A)	1,500,000	1,315,242
5.00%, 06/15/2049 (A)	90,000	91,705
Series A, AGM,
4.00%, 07/01/2059	1,000,000	1,001,116
5.00%, 07/01/2054	1,000,000	1,077,365

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin (continued)
Public Finance Authority, Special Tax,
Series A,
6.75%, 06/01/2062 (A)	$ 1,250,000	$ 1,271,089
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
4.00%, 12/01/2041 - 12/01/2056	2,350,000	1,961,154
5.00%, 08/01/2039	500,000	454,614
Series A,
5.13%, 04/01/2057	2,000,000	1,740,540

		9,302,617

Total Municipal Government Obligations (Cost $158,282,843)		144,079,972

REPURCHASE AGREEMENT - 4.8%
Fixed Income Clearing Corp., 0.65% (G), dated 07/29/2022, to be repurchased at $7,745,293 on 08/01/2022. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2025, and with a value of $7,899,790.	7,744,874	7,744,874

Total Repurchase Agreement (Cost $7,744,874)		7,744,874

Total Investments (Cost $166,351,452)		152,151,889
Net Other Assets (Liabilities) - 5.7%		9,271,144

Net Assets - 100.0%		$ 161,423,033

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Security	$—	$327,043	$—	$327,043
Municipal Government Obligations	—	144,079,972	—	144,079,972
Repurchase Agreement	—	7,744,874	—	7,744,874

Total Investments	$—	$152,151,889	$—	$152,151,889

Transamerica Funds	Page 6

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $36,709,259, representing 22.7% of the Fund’s net assets.
(B)	Restricted securities. At July 31, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Security	Wildflower Improvement Association 6.63%, 03/01/2031	12/10/2020	$323,035	$327,043	0.2%
Municipal Government Obligations	Industrial Development Authority of the City of Phoenix Revenue Bonds 4.63%, 07/01/2026	04/06/2016	490,008	504,433	0.3
Municipal Government Obligations	Health & Educational Facilities Authority Revenue Bonds 4.25%, 12/01/2042	09/10/2019	78,020	75,212	0.1
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 6.50%, 04/01/2031	01/22/2015	9,907	9,779	0.0	(C)
Municipal Government Obligations	City of Cleveland Revenue Bonds 5.38%, 09/15/2027	07/27/2015	20,062	20,027	0.0	(C)

Total			$921,032	$936,494	0.6%

(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2022, the total value of such securities is $450,500, representing 0.3% of the Fund’s net assets.
(F)	Non-income producing securities.
(G)	Rate disclosed reflects the yield at July 31, 2022.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
CR	Custodial Receipts
ICC	Insured Custody Certificate

Transamerica Funds	Page 7

Transamerica High Yield Muni

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica High Yield Muni (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 8